Subsequent Events (Surplus Notes - Affiliated) (Detail - Narrative) - Spinoff - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016
MRD Surplus Notes
Subsequent Event [Line Items]
Surplus Notes		$ 1,100
Subsequent Event | Affiliated Entity
Subsequent Event [Line Items]
Notes Receivable, Related Parties	$ 1,100
Subsequent Event | MRD Surplus Notes | Affiliated Entity
Subsequent Event [Line Items]
Surplus Notes	$ 1,100
Subsequent Event | MRD Surplus Notes due 2032 | Affiliated Entity
Subsequent Event [Line Items]
Interest Rate	5.13%
Subsequent Event | MRD Surplus Notes due to 2033 | Affiliated Entity
Subsequent Event [Line Items]
Interest Rate	6.00%
Subsequent Event | MLUSA Surplus Notes due 2038 | Affiliated Entity
Subsequent Event [Line Items]
Surplus Notes	$ 750
Interest Rate	8.595%